4. EQUIPMENT	9 Months Ended
Nov. 30, 2011
Notes to Financial Statements
4. EQUIPMENT

	November 30, 2011			February 28, 2011
	Cost	Accumulated Depreciation	Net Book	Net Book
			Value	Value
	$	$	$	$

Software	23,491	17,931	5,560	6,734
Machinery	257,986	121,043	136,943	180,423
Vehicles	83,388	73,057	10,331	19,773
Computers	25,902	25,769	133	930
Office equipment	15,119	7,578	7,541	10,015
	405,886	245,378	160,508	217,875